BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE [Abstract]
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE

NOTE 14:-    BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Year ended December 31,
	2009	2010	2011

Numerator for basic net earnings (loss) per share - net income (loss) available to shareholders	$(5,098)	$(460)	$2,350

Effect of dilutive securities:
Interest expenses subject to convertible debentures	*) -	*) -	4

Net income (loss) used for the computation of diluted net earnings (loss) per share	$(5,098)	$(460)	$2,354

Weighted average Ordinary shares outstanding	9,322,341	9,389,512	10,207,111

Effect of dilutive securities:

Employees stock options	*) -	*) -	206,030
Warrants	-	-	3,106
Convertible debentures	*) -	*) -	684,407

	*) -	*) -	893,543

Diluted weighted average Ordinary shares outstanding	9,322,341	9,389,512	11,100,654

Basic net earnings (loss) per share	$(0.55)	$(0.05)	$0.23

Diluted net earnings (loss) per share	$(0.55)	$(0.05)	$0.21

*)     Anti-dilutive.